Capital Structure (Details) - Schedule of common stock reserved	Dec. 31, 2020 shares
Schedule of common stock reserved [Abstract]
Stock options issued and outstanding	6,982,497
Authorized for future grant under 2020 Equity Incentive Plan	12,937,713
Total	19,920,210